SENIOR CONVERTIBLE 7% NOTES	12 Months Ended
Dec. 31, 2011
SENIOR CONVERTIBLE 7% NOTES
SENIOR CONVERTIBLE 7% NOTES

16. SENIOR CONVERTIBLE 7% NOTES

In connection with the recapitalization on October 13, 2009, the Company issued $145,000 in aggregate principal amount of 7% senior unsecured convertible notes ("7% Notes") due 2015. The 7% Notes are convertible into common shares at a conversion price of $9.00 per share ("Any time" conversion option), subject to adjustment for certain events, including certain distributions by the Company of cash, debt and other assets, spin offs and other events. The issuance of the 7% Notes was pursuant to the Indenture dated October 13, 2009 between the Company and Marfin Egnatia Bank S.A., and the Note Purchase Agreement, executed by each of Investment Bank of Greece and Focus Maritime Corp. as purchasers. Currently, Investment Bank of Greece retains $100 outstanding principal amount of the 7% Notes and has received warrants for advisory services (for more details see Note 21). The remainder of the 7% Notes is owned by Focus Maritime Corp., a company controlled by Michail S. Zolotas, the Company's Vice Chairman, President and Chief Executive Officer and a member of its board of directors. All of the outstanding 7% Notes owned by Focus Maritime Corp. were pledged to, and their acquisition was financed by, Marfin Egnatia Bank S.A. $20,000 of the proceeds of the 7% Notes were used to partially repay a portion of existing indebtedness and the remaining proceeds were used for general corporate purposes and to fund vessel acquisitions. The Note Purchase Agreement and the Indenture with respect to the 7% Notes contain certain covenants, including, among others, limitations on the incurrence of additional indebtedness, except for approved vessel acquisitions, and limitations on mergers and consolidations. In connection with the issuance of the 7% Notes, the Company entered into a Registration Rights Agreement providing the holders of the 7% Notes with certain demand and other registration rights for the common shares underlying the 7% Notes.

As of December 31, 2011, the Company was in default of an interest payment that was initially due on October 1, 2011.

In November 2009, Focus Maritime Corp. converted $20,000 of the 7% Notes into approximately 2.22 million new common shares. Accordingly, in the aggregate, $125,000 of the 7% Notes remain outstanding as at December 31, 2011 and December 31, 2010.

The 7% Notes had two embedded conversion options — (1) An "Any time" conversion option and (2) A "Make Whole Fundamental Change" conversion option, which gives the holder 10% more shares upon conversion, in certain circumstances.

(1) The "Any time" conversion option meets the definition of a derivative under the FASB’s ASC 815. However, this embedded conversion option meets the ASC 815-10-15 scope exception, as it is both (1) indexed to its own stock and (2) would be classified in shareholders’ equity, if freestanding. As a result, this conversion option is not bifurcated and separately accounted for and is not recorded as a derivative financial instrument liability.

(2) The "Make Whole Fundamental Change" conversion option meets the definition of a derivative under ASC 815. This embedded conversion option does not meet the ASC 815-10-15 scope exception, since this conversion option cannot be considered indexed to its own stock. As a result, the conversion option has been bifurcated from the host contract, the 7% Notes, and separately accounted for and is recorded as a derivative financial instrument liability.

The Company's market price on the date of issuance was $15.24 and the stated conversion price is $9.00 per share. The Company recorded a BCF totaling $100,536 as a contra liability (discount) that will be amortized into the income statement (via interest charge) over the life of the 7% Notes. For the year ended December 31, 2011, $8,161 of the BCF was amortized and reflected as interest expense in the statement of operations ($5,942 for the year ended December 31, 2010, and $14,853 for the period from October 14, 2009 to December 31, 2009).

 The amount regarding the 7% Notes presented in the consolidated balance sheets is as follows:

7% Notes
(Restated)

Balance at December 31, 2009	$39,283

Amortization of the Beneficial Conversion Feature	5,942
Make whole fundamental change	5

Balance at December 31, 2010	45,230

Amortization of the Beneficial Conversion Feature	8,161
Make whole fundamental change	0

Balance at December 31, 2011	$53,391

The Company is not in compliance with its financial covenants on this indebtedness. As of December 31, 2011, the Company has defaulted on a coupon payment. As such, the full amount outstanding has been reclassified to current liabilities.

As of December 31, 2011, the unamortized BCF totals $71,609 and will continue to be amortized according to the original schedule or will be accelerated upon the settlement of the Notes.